Equity affiliates, other investments and related parties - Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Other investments (Note 8)	$ 1,421	$ 1,727	$ 1,133
Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		1,685	1,104
Unrealized gain (loss)
Financial structure, financial costs and financial instruments
Other investments (Note 8)		42	29
Valuation allowance/Cumulative impairments
Financial structure, financial costs and financial instruments
Other investments (Note 8)		(2,029)	(1,633)
Equity securities publicly traded in active markets
Financial structure, financial costs and financial instruments
Other investments (Note 8)		50	54
Equity securities publicly traded in active markets | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		8	25
Equity securities publicly traded in active markets | Unrealized gain (loss)
Financial structure, financial costs and financial instruments
Other investments (Note 8)		42	29
Equity securities publicly traded in active markets | Areva
Financial structure, financial costs and financial instruments
Other investments (Note 8)			17
Equity securities publicly traded in active markets | Areva | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)			17
Equity securities publicly traded in active markets | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Other investments (Note 8)		50	37
Equity securities publicly traded in active markets | Other equity securities (unit value below $50 million) | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		8	8
Equity securities publicly traded in active markets | Other equity securities (unit value below $50 million) | Unrealized gain (loss)
Financial structure, financial costs and financial instruments
Other investments (Note 8)		42	29
Other equity securities
Financial structure, financial costs and financial instruments
Other investments (Note 8)		1,677	1,079
Other equity securities | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		1,677	1,079
Other equity securities | BBPP
Financial structure, financial costs and financial instruments
Other investments (Note 8)		62	62
Other equity securities | BBPP | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		62	62
Other equity securities | BTC Limited
Financial structure, financial costs and financial instruments
Other investments (Note 8)		55	121
Other equity securities | BTC Limited | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		55	121
Other equity securities | DUNKERQUE LNG SAS
Financial structure, financial costs and financial instruments
Other investments (Note 8)		144	133
Other equity securities | DUNKERQUE LNG SAS | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		144	133
Other equity securities | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Other investments (Note 8)		207
Other equity securities | Tellurian Investments Inc | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		207
Other equity securities | Total Eren Holding SA
Financial structure, financial costs and financial instruments
Other investments (Note 8)		285
Other equity securities | Total Eren Holding SA | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		285
Other equity securities | Greenflex
Financial structure, financial costs and financial instruments
Other investments (Note 8)		76
Other equity securities | Greenflex | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		76
Other equity securities | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Other investments (Note 8)		848	763
Other equity securities | Other equity securities (unit value below $50 million) | Historical Value
Financial structure, financial costs and financial instruments
Other investments (Note 8)		$ 848	$ 763